                                  UNITED STATED

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number                   811-4466

            -------------------------------------------------------------

            Monetta Fund, Inc.

            ----------------------------------------------------------------------

            (Exact name of registrant as specified in charter)

            1776-A S. Naperville Road, Suite 100, Wheaton, IL   60187

            ----------------------------------------------------------------------

            (Address of principal executive offices)          (Zip code)

            Monetta Financial Services, Inc.

            1776-A S. Naperville Road, Suite 100, Wheaton, IL   60187

            ----------------------------------------------------------------------

            (Name and address of agent for service)

            Registrant's telephone number, including area code: (630) 462-9800

            ----------------------------------------------------------------------

            Date of fiscal year end:  December 31

            --------------------------------------

            Date of reporting period:  July 1, 2005 - June 30, 2006

            --------------------------------------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than

August 31 of each year, containing the registrant's proxy voting record for the most recent twelve month period ended June 30, pursuant to section 30 of the

Investment Company Act of 1940 and rule 30b1-4 thereunder (17CFR 270.30b1-4).

The Commission may use the information provided on Form N-PX in its regulatory,

disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the

Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the

Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington,

DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

SEC 2451 (4-03)    Persons who are to respond to the collection of information contained in this form are not required to respond unless

                   the form displays a currently valid OMB control number.


Item 1. Proxy Voting Record:

Appended hereto as Exhibit A is the following information for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2006 with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP")

    number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


EXHIBIT A

ICA File Number:  811-04466

Reporting Period:  07/01/2005 – 06/30/2006

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Exelon Corp.	EXC	30161N101	Annual	07/22/2005

1) For the Recommended Directors

2) Approve Share Issuance

3) Approve Amended/Restated

    Articles of Incorporation

4) Ratification of Independent

    Accountants

5) Approve 2006 Long-Term

     Incentive Plan

6) Approve Employee Stock

    Purchase Plan

7) Approval to Adjourn /Postpone

    Annual Meeting

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR FOR FOR
Symantec Corp.	SYMC	871503108	Annual	09/16/2005	1) For the Recommended Directors 2) Ratify Selection of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
Nike, Inc.	NKE	654106103	Annual	09/20/2005

1) For the Recommended Directors

2) Amend Articles of Incorporation,

    Increase Authorized Shares

3) Amend Executive Performance

    Sharing Plan

4) Amend 1990 Stock Incentive Plan

5) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
The Proctor & Gamble Co.	PG	742718109	Annual	10/11/2005

1) For the Recommended Directors

2) Ratify Appointment of

    Independent Registered Public

    Accountant

3) Amend Articles of Incorporation,

    Eliminate References to Executive

    Committee

4) Approve Amendment to Code of

     Regulations, Provide for Annual

     Election of Directors

5) Compliance with Animal Testing

6) Sale of the Company

7) Political Contributions

						MGMT MGMT MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR FOR FOR AGAINST AGAINST AGAINST	FOR FOR FOR FOR AGAINST AGAINST AGAINST
Oracle Corp.	ORCL	68389X105	Annual	10/10/2005	1) For the Recommended Directors 2) Adopt 2006 Executive Bonus Plan 3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Harris Corp.	HRS	413875105	Annual	10/28/2005	1) For the Recommended Directors 2) Approve 2005 Equity Incentive Plan 3) Approve 2005 Annual Incentive Plan 4) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Archer-Daniels-Midland Co.	ADM	039483102	Annual	11/03/2005	1) For the Recommended Directors 2) Report on Impact of Genetically Engineered Food	MGMT SHDLR	FOR AGAINST	FOR AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Cisco Systems, Inc.	CSCO	17275R102	Annual	11/15/2005

1) For the Recommended Directors

2) Adopt 2005 Stock Incentive Plan

3) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

4) Equity Compensation Grants,

    Vesting Based on Performance

5) Review of Executive

    Compensation Policies, due

     01/01/2006

6) Report on Development and

    Implementation of Corporate

    Human Rights Policy

						MGMT MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST AGAINST
KLA-Tencor Corp.	KLAC	482480100	Annual	11/04/2005	1) For the Recommended Directors 2) Approve IRC Section 162(M), Performance Bonus Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm 4) Majority Voting for Directors	MGMT MGMT MGMT SHDLR	FOR FOR FOR AGAINST	FOR FOR FOR AGAINST
Cardinal Health, Inc.	CAH	14149Y108	Annual	11/02/2005	1) For the Recommended Directors 2) Adopt 2005 Long-Term Incentive Plan 3) Adopt Restated Code of Regulations, Provide for Annual Director Elections	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Microsoft Corp.	MSFT	594918104	Annual	11/09/2005	1) For the Recommended Directors 2) Ratify Selection of Independent Auditor	MGMT MGMT	FOR FOR	FOR FOR
Sysco Corp.	SYY	871829107	Annual	11/11/2005

1) For the Recommended Directors

2) Ratify Appointment of

   Independent Auditors

3) Approve 2005 Management

    Incentive Plan

4) Approve IRC Section 162(M),

    2000 Mgmt Incentive Plan

    Payment

5) Approve 2005 Non Employee

    Directors Stock Plan

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Pacificare Health Systems, Inc.	PHS	695112102	Special	11/17/2005	1) Adopt Merger Agreement with UnitedHealthGroup, Inc. 2) Authorize Proxyholders to Solicit Additional Votes for Merger	MGMT MGMT	FOR FOR	FOR FOR
Commercial Metals Co.	CMC	201723103	Annual	01/26/2006

1) For the Recommended Directors

2) Amend Certificate of

    Incorporation, Increase Authorized

    Shares

3) Amend Certificate of

     Incorporation, Decrease Par Value

     of Common Stock

4) Ratify Appointment of

     Independent Auditors

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Emerson Electric Co.	EMR	291011104	Annual	02/07/2006	1) For the Recommended Directors 2) Approve 2006 Incentive Shares Plan 3) Ratify Selection of Independent Registered Public Accounting Firm 4) Severance Agreements	MGMT MGMT MGMT SHDLR	FOR FOR FOR AGAINST	FOR FOR FOR AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Starbucks Corp.	SBUX	855244109	Annual	02/08/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

    Registered Public Accounting Firm

3) Amend/Restate Articles

    Incorporation, Declassify Board Of

    Directors and Establish Annual

    Elections

						MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Int’l Game Technology	IGT	459902102	Annual	03/07/2006	1) For the Recommended Directors 2) Amend 2002 Stock Incentive Plan 3) Amend Employee Stock Purchase Plan 4) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Qualcomm, Inc.	QCOM	747525103	Annual	03/07/2006

1) For the Recommended Directors

2) Amend Certificate of

    Incorporation, Eliminate Classified

     Board/Cumulative Voting

3) Approve 2006 Long-Term

     Incentive Plan

4) Ratify Selection of Independent

    Registered Public Accounting Firm

5) Approve Solicitation of Additional

     Proxies, if Required

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Hewlett-Packard Co.	HPQ	428236103	Annual	03/15/2006

1) For the Recommended Directors

2) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

3) Approve 2005 Pay-For-Results

     Plan

4) Director Election by Majority Vote

5) Recoup Unearned Management

     Bonuses

						MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST
Health Management Associates, Inc. - CL A	HMA	421933102	Annual	02/21/2006	1) For the Recommended Directors 2) Approve Outside Director Restricted Stock Award Plan 3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Joy Global, Inc.	JOYG	481165108	Annual	02/23/2006	1) For the Recommended Directors	MGMT	FOR	FOR
Duke Energy Corp.	DUK	264399106	Special	03/10/2006	1) Approve Agreement/Plan of Merger	MGMT	FOR	FOR
The Walt Disney Co.	DIS	254687106	Annual	03/10/2006	1) For the Recommended Directors 2) Ratify Appointment of Registered Public Accountants 3) Greenmail 4) China Labor Standards	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST
Nabors Industries Ltd.	NBR	G6359F103	Special	03/30/2006	1) Amend By-Laws/Increase Total Number Of Shares of Common Stock	MGMT	FOR	FOR
Eagle Materials, Inc.	EXP	26969P108	Special	04/11/2006	1) Amend Certificate of Incorporation, Reclassify Share Classes	MGMT	FOR	FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
U.S. Bancorp	USB	902973304	Annual	04/18/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

    Auditor

3) Approve 2006 Executive Incentive

      Plan

4) Declassify Board of Directors

5) Annual Approval of Compensation

    Committee Report

						MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST
Adobe Systems, Inc.	ADBE	00724F101	Annual	03/28/2006

1) For the Recommended Directors

2) Amend 1994 Performance and

     Restricted Stock Plan/ Qualify

     Under  IRS Section 162(M)

3) Approve Executive Cash

     Performance Bonus Plan/Qualify

     Under IRS Section 162(M)

4) Ratify Appointment of

    Independent Registered Public

    Accountant

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
United States Steel Corp.	X	912909108	Annual	04/25/2006	1) For the Recommended Directors 2) Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
The Goldman Sachs Group, Inc.	GS	38141G104	Annual	03/31/2006	1) For the Recommended Directors 2) Approve Amendment to Restricted Partner Compensation Plan 3) Ratify Appointment of Independent Auditors	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Corning, Inc.	GLW	219350105	Annual	04/27/2006

1) For the Recommended Directors

2) Approve Amendment to 2002

    Worldwide Employee Share

     Purchase Plan

3) Adopt 2006 Variable

    Compensation Plan

4) Approve Amendment of the 2003

    Equity Plan for Non-Employee

    Directors

5) Ratify Appointment of

    Independent Auditors

6) Election of Each Director

    Annually

						MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR AGAINST
Motorola, Inc.	MOT	620076109	Annual	05/01/2006

1A) Election of Director – E. Zander

1B) Election of Director – H.L. Fuller

1C) Election of Director – J. Lewent

1D) Election of Director –

      T. Meredith

1E) Election of Director –

      N. Negoponte

1F) Election of Director – I. Nooyi

1G) Election of Director – S. Scott III

1H) Election of Director – R. Sommer

1I) Election of Director – J. Stengel

1J) Election of Director – D.

     Warner III

1K) Election of Director – J. White

1L) Election of Director – M. White

2) Adopt 2006 Omnibus Incentive

     Plan

3) Redeem or Vote Poison Pill

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR AGAINST	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Dover Corp.	DOV	260003108	Annual	04/18/2006	1) For the Recommended Directors 2) Transact Such Other Business as May Properly Come Before the Board	MGMT MGMT	FOR FOR	FOR FOR
Chicago Mercantile Exchange Holdings, Inc.	CME	167760107	Annual	04/26/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Wells Fargo & Co.	WFC	949746101	Annual	04/25/2006

1) For the Recommended Directors

2) Ratify Appointment of

    Independent Auditors

3) Director Election By-Law

    Amendment

4) Separation of Board Chair and

    CEO Positions

5) Director Compensation

6) Report on Home Mortgage

    Disclosure Act Data

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST
Merrill Lynch & Co., Inc.	MER	590188108	Annual	04/28/2006

1) For the Recommended Directors

2) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

3) Cumulative Voting

4) Annual Shareholder Approval of

    Director Compensation

5) Annual Shareholder Approval of

    Mgmt Development and

    Compensation Committee Report

						MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST
Texas Instruments, Inc.	TXN	882508104	Annual	04/20/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Freescale Semi-conductor, Inc. – CL B	FSL/B	35687M206	Annual	04/21/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Burlington Northern Santa Fe Corp.	BNSF	12189T104	Annual	04/19/2006

1) For the Recommended

    Directors

2) Ratify Appointment of

    Independent Auditor

3) Approve Amended/Restated 1999

     Stock Incentive Plan

4) Approve Amended/Restated

    Incentive Compensation Plan

5) Majority Voting

6) Separate Position of Chairman

     and CEO

						MGMT MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR FOR AGAINST AGAINST	FOR FOR FOR FOR AGAINST AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Sears Holding Corp.	SHLD	812350106	Annual	04/12/2006	1) For the Recommended Directors 2) Approve 2006 Associate Stock Plan 3) Approve 2006 Stock Plan 4) Approve Umbrella Incentive Program 5) Ratify Appointment of Independent Public Accountants	MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
FMC Corp.	FMC	302491303	Annual	04/25/2006	1) For the Recommended Directors 2) Approve Amendment to Incentive Stock and Compensation Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
American Express Co.	AXP	025816109	Annual	04/24/2006

1) For the Recommended Directors

2) Selection of Independent

    Registered Public Accounting Firm

3) Stock Options

4) Majority Voting for Directors

5) Company Employment Policies

6) Reimbursement of Expenses for

   Certain Shareholder Nominated

   Candidates

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST
Janus Capital Group, Inc.	JNS	47102X105	Annual	04/25/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
GATX Corp.	GMT	361448103	Annual	04/28/2006	1) For the Recommended Directors 2) Appointment of Auditors	MGMT MGMT	FOR FOR	FOR FOR
Potash Corporation of Saskatchewan, Inc.	POT	73755L107	Special	05/04/2006	1) For the Recommended Directors 2) Appointment of Auditors 3) Adopt Performance Option Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Humana, Inc.	HUM	444859102	Annual	04/27/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm 3) Approve Amended/Restated 2003 Stock Incentive Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Arch Coal, Inc.	ACI	039380100	Annual	04/27/2006	1) For the Recommended Directors 2) Approve Amendment to Certificate of Incorporation, Increase Authorized Shares	MGMT MGMT	FOR FOR	FOR FOR
Marathon Oil Corp.	MRO	565849106	Annual	04/26/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

    Auditors

3) Amend Restated Certificate of

    Incorporation, Declassify Board of

    Directors

4) Amend Restated Certificate of

    Incorporation, Revise/Eliminate

    Certain Clauses

5) Elect Directors by Majority

    Vote

6) Simple Majority Vote of

    Stockholders

						MGMT MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR FOR AGAINST AGAINST	FOR FOR FOR FOR AGAINST AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
The Boeing Co.	BA	097023105	Annual	05/01/2006

1)   For the Recommended Directors

2)   Approve Elected Officer Annual

      Incentive Plan

3)   Approve Amendment of 2003

       Incentive Stock Plan

4)   Eliminate Certain Supermajority

      Vote Requirements

5)   Advise on Appointment of

      Independent Auditors

6)   Human Rights Policies

7)   Report on Military Contracts

8)   Report on Charitable

      Contributions

9)   Majority Voting for Director

       Elections

10) Require independent Board

       Chairman

						MGMT MGMT MGMT MGMT MGMT SHDLR SHDLR SHDLR SHLDR SHDLR	FOR FOR FOR FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST	FOR FOR FOR FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST
Abbott Laboratories	ABT	002824100	Annual	04/28/2006	1) For the Recommended Directors 2) Ratify Selection of Auditors 3) Pay-for-Superior Performance 4) Political Contributions 5) Roles of Chairman and CEO	MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST
Amgen, Inc.	AMGN	031162100	Annual	05/10/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

    Registered Public Accountants

3A) Stock Retention Guidelines

3B) Executive Compensation

3C) Shareholder Rights Plan

3D) Animal Welfare Policy

3E) Majority Elections

3F) Corporate Political Contributions

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST FOR	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST FOR
Sunoco, Inc.	SUN	86764P109	Annual	05/04/2006	1) For the Recommended Directors 2) Approve Executive Incentive Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
LSI Logic Corp.	LSI	502151102	Annual	05/11/2006

1) For the Recommend Directors

2) Amend Employee Stock Purchase

    Plan,  Increase Authorized Shares

3) Amend Int’l Employee Stock

     Purchase Plan, Increase

    Authorized Shares

4) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Broadcom Corp.	BRCM	111320107	Annual	04/27/2006

1) For the Recommended Directors

2) Approve Amended/Restated

    Articles of Incorporation, Increase

    Authorized Shares

3) Amend Company By-Laws,

    Increase Number of Authorized

    Directors

4) Approve Amendment to 1986

     Stock Incentive Plan

5) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
The Chubb Corp.	CB	171232101	Annual	04/25/2006	1) For the Recommended Directors 2) Adopt 2006 Incentive Compensation Plan 3) Ratify Appointment of Independent Auditor 4) Directors Elections 5) Political Contributions	MGMT MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST
The Charles Schwab Corp.	SCHW	808513105	Annual	05/18/2006

1) For the Recommended Directors

2) Approve Amendments to

    Certificate of Incorporation and

     By-Laws, Annual Election of

    Directors

3) The Effect of a Flat Tax

4) Political Contributions

5) Majority Voting

6) Severance Payments

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST
Aetna, Inc.	AET	00817Y108	Annual	04/28/2006	1) For the Recommended Directors 2) Approve Independent Registered Public Accounting Firm 3) Approve 2006 Employee Stock Purchase Plan 4) Cumulative Voting	MGMT MGMT MGMT SHDLR	FOR FOR FOR AGAINST	FOR FOR FOR AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Peabody Energy Corp.	BTU	704549104	Annual	05/05/2006

1) For the Recommended Directors

2) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

3) Approve Increase in Authorized

    Shares of Common Stock

4) Formation of Special Committee

5) Majority Voting

6) Board Declassification

7) Water Use

						MGMT MGMT MGMT SHDLR SHDLR SHDLR SHDLR	FOR FOR FOR AGAINST AGAINST AGAINST AGAINST	FOR FOR FOR AGAINST AGAINST AGAINST AGAINST
PPL Corp.	PPL	69351T106	Annual	04/28/2006	1) For the Recommended Directors 2) Approve Short-Term Incentive Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm 4) Adopt Simple Majority Vote	MGMT MGMT MGMT SHDLR	FOR FOR FOR AGAINST	FOR FOR FOR AGAINST
Canadian Natural Resources Ltd.	CNQ	136385101	Annual	05/04/2006	1) For the Recommended Directors 2) Appointment of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
Marsh & McClennan Companies, Inc.	MMC	571748102	Annual	05/18/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm 3) Director Election Voting Standard 4) Political Contribution Disclosure	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST
General Dynamics Corp.	GD	369550108	Annual	05/03/2006

1) For the Recommended Directors

2) Selection of Independent Auditors

3) Majority Vote Standard for

    Director Elections

4) Automatic Disqualification of

    Directors Who Fail to Receive

    Majority of Affirmative Votes

5) Independent Board Chairman

6) Corporate Political Contributions

7) Sustainability Report

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST
Weatherford Int’l, Ltd.	WII	G95089101	Annual	05/09/2006	1) For the Recommended Directors 2) Appointment of Independent Registered Public Accounting Firm 3) Approve 2006 Omnibus Incentive Plan 4) Approve Increase in Authorized Share Capital	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Edison Int’l	EIX	281020107	Annual	04/27/2006	1) For the Recommended Directors 2) Amend Articles of Incorporation, Eliminate “Fair Price” Provision 3) Simple Majority Vote	MGMT MGMT SHDLR	FOR FOR FOR	FOR FOR AGAINST
UnitedHealth Group, Inc.	UNH	91324P102	Annual	05/02/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm 3) Director Election Majority Vote Standard	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Valero Energy Corp.	VLO	91913Y100	Annual	04/27/2006	1) For the Recommended Directors 2) Ratify Appointment of Auditors	MGMT MGMT	FOR FOR	FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Nucor Corp.	NUE	670346105	Annual	05/11/2006

1) For the Recommended Directors

2) Ratify Appointment Of

    Independent Registered Public

    Accounting Firm

3) Amend Certificate of

    Incorporation, Increase Authorized

    Shares

4) Director Election by Majority Vote

						MGMT MGMT MGMT SHDLR	FOR FOR FOR AGAINST	FOR FOR FOR AGAINST
Lockheed Martin Corp.	LMT	539830109	Annual	04/27/2006

1) For the Recommended Directors

2) Ratify Appointment of

    Independent Auditors

3) Adopt Performance Goals Within

    2006 Mgmt Incentive

    Compensation Plan

4) Approve Amended/Restated

    Charter

5) Report on Executive Compensation

6) Adopt Simple Majority Vote

7) Report on Certain Equal

    Employment Matters

8) Report on Depleted Uranium and

    NWP Facilities Management

						MGMT MGMT MGMT MGMT SHDLR SHDLR SHDLR SHDLR	FOR FOR FOR FOR FOR FOR AGAINST AGAINST	FOR FOR FOR FOR AGAINST AGAINST AGAINST AGAINST
TEVA Pharmaceutical Industries Ltd.	TEVA	881624209	Annual	05/04/2006

1) Receive/Discuss F/S for 2005

2) Approve Cash Dividend for 2005

3) Appoint G. Shalev as Independent

    Director

4A) Election of Director – Dr. Phillip

        Frost

4B) Election of Director – Carlo Salvi

4C) Election of Director – David

       Shamir

5) Approve D&O Liability  Insurance

     for Directors/Officers

6) Amend Section 60(E) of Articles of

     Association

7) Approve Director Compensation

8) Appoint Independent Registered

    Public Accounting Firm

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR FOR OR FOR FOR FOR	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Cemex, S.A. de C.V.	CX	151290889	Annual	04/27/2006

E1)  Amend Article 6 of Company’s

        By-Laws, Split Each Common

        Share of Series “A” and Series

       “B” Stock

E2) Approve Change to Company’s

       By-Laws

E3) Appoint Delegates to

       Formalize/Complete By Laws

       Changes

O1) Approve F/S for 2005

O2) Allocate Profits/Funds for the

       Purchase of Company Shares

O3) Increase Capital Stock of the

       Company

O4) Appointment of Directors,

        Statutory Auditors And

         President of Audit/Societal

        Practices Committee

O5) Compensation of Directors,

        Statutory Auditors and

        Audit/Societal  Practices

       Committee

O6) Appointment of Delegates to

        Formalize the Resolutions

        Adopted at the Meeting

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR FOR FOR FOR FOR
Grant Prideco, Inc.	GRP	38821G101	Annual	05/10/2006	1) For the Recommended Directors 2) Approve 2006 Long-Term Incentive Plan 3) Approve Material Performance Criteria Terms under 2006 Long Term Incentive Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
American Tower Corp.	AMT	029912201	Annual	05/11/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
CSX Corp.	CSX	126408103	Annual	05/03/2006

1) For the Recommended Directors

2) Ratify Independent Public

    Accounting Firm

3) Reapproval of Omnibus

     Incentive Plan

4) Elimination of Supermajority

    Voting Requirements/Certain

     Transactions

5) Elimination of Supermajority

    Voting Requirements –

     Affiliated Transactions

6) Separate Chairman and CEO

						MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR AGAINST	FOR FOR FOR FOR FOR AGAINST
Gilead Sciences, Inc.	GILD	375558103	Annual	05/10/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

    Registered Public Accounting Firm

3) Amend 2004 Equity Incentive Plan

4) Approve Code Section 162(M)

    Plan and Certain Performance

    Based Provisions

5) Amend Restated Certificate of

    Incorporation, Increase Authorized

     Shares

6) Report on HIV/AIDS, Tuberculosis

    and Malaria Epidemic

						MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR AGAINST	FOR FOR FOR FOR FOR AGAINST
Advanced Micro Devices, Inc.	AMD	007903107	Annual	05/05/2006

1) For the Recommended Directors

2) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

3) Amend 2004 Equity Incentive Plan

4) Amend 2000 Employee Stock

    Purchase Plan

5) Approve 2006 Executive Incentive

    Plan

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Genzyme Corp.	GENZ	372917104	Annual	05/25/2006

1) For the Recommended Directors

2) Amend 2004 Equity Incentive Plan

3) Amend 1998 Director Stock

    Option Plan

4) Amend Restated Articles of

    Incorporation, Declassify Board of

    Directors

5) Ratify Selection of Independent

    Auditors

6) Shareholder Approval of Executive

    Severance Arrangements

						MGMT MGMT MGMT MGMT MGMT SHDLR	FOR FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR AGAINST
Wynn Resorts, Ltd.	WYNN	983134107	Annual	05/03/2006	1) For the Recommended Directors	MGMT	FOR	FOR
USG Corp.	USG	903293405	Annual	05/10/2006	1) For the Recommended Directors 2) Approve Management Incentive Plan 3) Approve Long-Term Incentive Plan 4) Ratify Appointment of Independent Registered Public Accountants	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Quest Diagnostics, Inc.	DGX	74834L100	Annual	05/04/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm 3) Amend Corporate Charter, Increase Authorized Shares 4) Amend Employee Stock Purchase Plans	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Omnicare, Inc.	OCR	681904108	Annual	05/16/2006	1) For the Recommended Directors 2) Reapproval of Annual Incentive Plan for Senior Executive Officers 3) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Wellpoint, Inc.	WLP	94973V107	Annual	05/16/2006	1) For the Recommended Directors 2) Approve 2006 Incentive Compensation Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
First Data Corp.	FDC	319963104	Annual	05/10/2006

1) For the Recommended Directors

2) Ratify Election of D.A. Coulter,

    Director

3) Ratify Election of H.C. Duques,

    Director

4) Ratify Election of P.B. Ellwood,

    Director

5) Ratify Selection of Independent

    Registered Public Accounting Firm

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Zebra Technologies Corp.	ZBRA	989207105	Annual	05/09/2006	1) For the Recommended Directors 2) Approve 2006 Incentive Compensation Plan 3) Ratify Selection of Independent Auditors	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Caremark RX, Inc.	CMX	141705103	Annual	05/10/2006	1) For the Recommended Directors 2) Political Contributions	MGMT SHDLR	FOR AGAINST	FOR AGAINST
Echostar Communications Corp.	DISH	278762109	Annual	05/11/2006

1) For the Recommended Directors

2) Ratify Appointment of

    Independent Auditors

3) Amend/Restate 2001 Non

    Employee Director Stock Option

    Plan

4) Amend/Restate 1997 Employee

    Stock Purchase Plan

5) Transact Such Other Business as

     May Properly Come Before the

     Board

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
Fisher Scientific Int’l, Inc.	FSH	338032204	Annual	05/05/2006	1) For the Recommended Directors 2) Approve/Adopt Employee Stock Purchase Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Vulcan Materials Co.	VMC	929160109	Annual	05/12/2006	1) For the Recommended Directors 2) Approve 2006 Omnibus Long Term Incentive Plan 3) Ratify Selection of Independent Auditors	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Corrections Corporation of America	CXW	22025Y407	Annual	05/11/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Helix Energy Solutions Group, Inc.	HELX	42330P107	Annual	05/08/2006	1) For the Recommended Directors	MGMT	FOR	FOR
Laboratory Corp. of America Holdings	LH	50540R409	Annual	05/17/2006	1) For the Recommended Directors 2) Amend 1995 Stock Plan for Non Employee Directors 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
American Int’l Group, Inc.	AIG	026874107	Annual	05/17/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm 3) Adopt Executive Incentive Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
McDonald’s Corp.	MCD	580135101	Annual	05/25/2006	1) For the Recommended Directors 2) Approve Independent Registered Public Accounting Firm 3) Shareholder Approval of Future Severance Agreements 4) Labeling of Genetically Engineered Products	MGMT MGMT SHDLR SHDLR	FOR FOR AGAINST AGAINST	FOR FOR AGAINST AGAINST
Komag, Inc.	KOMG	500453204	Annual	05/24/2006

1) For the Recommended Directors

2) Amend Restated 2002 Qualified

     Stock Plan, Increase Authorized

     Shares

3) Amend Restated Certificate of

     Incorporation, Increase Authorized

     Shares

4) Ratify Appointment of

     Independent Accountants

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Express Scripts, Inc.	ESRX	302182100	Annual	05/24/2006

1) For the Recommended Directors

2) Amend Restated Certificate of

    Incorporation, Increase Authorized

    Shares

3) Amend 2000 Long-Term Incentive

     Plan

4) Ratify Appointment of

    Independent Registered Public

    Accounting Firm

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Assurant, Inc.	AIZ	04621X108	Annual	05/18/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
ENSCO Int’l, Inc.	ESV	26874Q100	Annual	05/09/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Accountants	MGMT MGMT	FOR FOR	FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
The Home Depot, Inc.	HD	437076102	Annual	05/25/2006

1)   For the Recommended Directors

2)   Ratify Appointment of

      Independent Registered Public

      Accounting Firm

3)   Committee Report

4)   Employment Diversity Report

      Disclosure

5)   Proposal Regarding Chairman

      and CEO

6)   Method of Voting for Directors

7)   Retirement Benefits

8)   Political Contributions

9)   Governing Documents

10) Political Nonpartisanship

						MGMT MGMT SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHDLR SHLDR	FOR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST	OR FOR AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST AGAINST
Euronet Worldwide, Inc.	EEFT	298736109	Annual	05/18/2006

1) For the Recommended Directors

2) Amend Certificate of

     Incorporation, Increase Authorized

     Shares

3) Adopt 2006 Stock Incentive Plan

4) Adopt Executive Annual Incentive

     Plan

5) Ratify Appointment of

     Independent Auditors

						MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR
HCA, Inc.	HCA	404119109	Annual	05/25/2006

1) For the Recommended Directors

2) Ratify Selection of Independent

    Registered Public Accounting Firm

3) Performance-Based Stock Option

    Grants to Senior Executives

4) Require Senior Executives to Hold

    at Least 75% of Equity-Based

    Compensation During  Their

    Tenure

						MGMT MGMT SHDLR SHDLR	FOR FOR FOR AGAINST	FOR FOR AGAINST AGAINST
Crown Castle Int’l Corp.	CCI	228227104	Annual	05/25/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Public Accountants	MGMT MGMT	FOR FOR	FOR FOR
Garmin Ltd.	GRMN	G37260109	Annual	06/09/2006	1) For the Recommended Directors	MGMT	FOR	FOR
Scientific Games Corp.	SGMS	80874P109	Annual	06/08/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Accountants	MGMT MGMT	FOR FOR	FOR FOR
Caterpillar, Inc.	CAT	149123101	Annual	06/14/2006

1) For the Recommended Directors

2) Amend Articles of Incorporation

3) Approve Long-Term Incentive

    Plan

4) Approve Short-Term Incentive

     Plan

5) Ratify Auditors

6) Declassify Board

7) Separate CEO and Chairman

8) Majority Vote Standard

						MGMT MGMT MGMT MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR FOR FOR FOR AGAINST AGAINST AGAINST	FOR FOR FOR FOR FOR AGAINST AGAINST AGAINST

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Tenaris, S.A.	TS	88031M109	Annual	06/07/2006

A1) Board/Independent Auditor

       Reports on the Consolidated

       Financial Statements

A2) Board/Independent Auditor

       Reports on Unconsolidated

       Annual Accounts

A3) Allocation of Results/Approval

       Dividend Payment

A4) Discharge to Board Members

A5) Election of the Board of

       Directors

A6) Delegate CEO Authority to Mr.

       Paolo Rocco

A7) Appoint Any/All Board Members

       As Attorneys-In Fact

A8) Distribution of All Shareholder

      Communications

A9) Board of Director Compensation

A10) Appointment of Independent

         Auditors and Fee Approval

E1) Amend Article 11 of Articles of

      Association

						MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT MGMT	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR	FOR FOR FOR FOR FOR FOR FOR FOR FOR FOR
Chesapeake Energy Corp.	CHK	165167107	Annual	06/09/2006	1) For the Recommended Directors 2) Amend Certificate of Incorporation, Increase Number of Authorized Shares 3) Amend Long-Term Incentive Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Penn National Gaming, Inc.	PENN	707569109	Annual	06/01/2006	1) For the Recommended Directors	MGMT	FOR	FOR
Halliburton Co.	HAL	406216101	Annual	05/17/2006

1) For the Recommended Directors

2) Ratify Selection of Auditors

3) Amend Certificate of Incorporation

4) Proposal on Severance Agreements

5) Human Rights Review

6) Director Election Vote Threshold

7) Proposal on Poison Pill

						MGMT MGMT MGMT MGMT SHDLR SHDLR SHDLR	FOR FOR FOR FOR AGAINST AGAINST AGAINST	FOR FOR FOR FOR AGAINST AGAINST AGAINST
Las Vegas Sands Corp.	LVS	517834107	Annual	06/07/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Time Warner Telecom, Inc. – CL A	TWTC	887319101	Annual	06/07/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	OR FOR
Calamos Asset Management, Inc.	CLMS	12811R104	Annual	06/01/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT	FOR FOR	FOR FOR
Nabors Industries Ltd.	NBR	G6359F103	Annual	06/06/2006	1) For the Recommended Directors 2) Appointment of Independent Auditors 3) Approve Amended/Restated 2003 Employee Stock Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR

NAME OF COMPANY	TICKER	CUSIP	MTG TYPE	MTG DATE	NO/DESCRIPTION OF PROPOSAL	SPONSOR	VOTE CAST	MGMT RECOM’D VOTE
Optionsxpress Holdings, Inc,	OXPS	684010101	Annual	05/24/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR
XM Satellite Holdings, Inc.	XMSR	983759101	Annual	05/26/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent\Auditors	MGMT MGMT	FOR FOR	FOR FOR
Staples, Inc.	SPLS	855030102	Annual	06/06/2006	1) For the Recommended Directors 2) Amend By-Laws, Annual Election of Directors 3) Ratify Selection of Independent Registered Public Accounting Firm 4) Director Election Majority Vote Standard	MGMT MGMT MGMT SHDLR	FOR FOR FOR AGAINST	FOR FOR FOR AGAINST
Foundry Networks, Inc.	FDRY	35063R100	Annual	06/16/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Registered Public Accounting Firm 3) Adopt 2006 Stock Incentive Plan	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Kyphon, Inc.	KYPH	501577100	Annual	06/15/2006	1) For the Recommended Directors 2) Approve 2007 Employee Stock Purchase Plan 3) Ratify Appointment of Independent Registered Public Accounting Firm	MGMT MGMT MGMT	FOR FOR FOR	FOR FOR FOR
Marvell Technology Group Ltd.	MRVL	G5876H105	Annual	06/09/2006

1) For the Recommended Directors

2) Appoint Independent Registered

    Public Accounting Firm, Authorize

    Remuneration

3) Approve Increase to Authorized

    Share Capital

4) Amend Restated By-Laws,

    Indemnification of Directors and

    Officers

						MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Terex Corp.	TEX	880779103	Annual	05/31/2006	1) For the Recommended Directors 2) Ratify Selection of Independent Accountants 3) Annual Sustainability Reports	MGMT MGMT SHDLR	FOR FOR AGAINST	FOR FOR AGAINST
Home Solutions of America, Inc.	HOM	437355100	Annual	06/16/2006	1) For the Recommended Directors 2) Amend 2001 Stock Plan 3) Amend Restated Certificate of Incorporation, Increase Authorized Shares 4) Ratify Appointment of Independent Public Accountants	MGMT MGMT MGMT MGMT	FOR FOR FOR FOR	FOR FOR FOR FOR
Garmin Ltd.	GRMN	G37260109	Special	07/21/2006	1) Approve Two-for-One Stock Split, Common Shares	MGMT	FOR	FOR
Eagle Materials, Inc.	EXP	26969P108	Annual	07/27/2006	1) For the Recommended Directors 2) Ratify Appointment of Independent Auditors	MGMT MGMT	FOR FOR	FOR FOR


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, there unto duly authorized.

(Registrant)              Monetta Fund, Inc.

             --------------------------------------------------------------

By (Signature and Title)* /s/Robert S. Bacarella

                          -------------------------------------------------

                          Robert S. Bacarella, President

Date: August 18, 2006

      ---------------

* Print the name and title of each signing officer under his or her signature.